Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	52 Months Ended	60 Months Ended	64 Months Ended	69 Months Ended	81 Months Ended	88 Months Ended	96 Months Ended	100 Months Ended	108 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Oct. 13, 2020	Jan. 31, 2020	Oct. 07, 2019	May 01, 2019	Jan. 31, 2019	May 01, 2018	Jan. 31, 2018	Oct. 06, 2017	Feb. 06, 2017	Jan. 31, 2017	Sep. 26, 2016	Jan. 31, 2016	Jan. 25, 2016	Jan. 31, 2015
C000021953 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Ultra-Short Bond Portfolio (Class 1)
Account Value	$ 11,317	$ 11,317	$ 11,317	$ 11,317	$ 11,317	$ 11,317	$ 11,317	$ 11,317	$ 11,317	$ 11,317	$ 11,317	$ 11,317	$ 10,747	$ 10,273	$ 10,353	$ 10,447		$ 10,435			$ 10,223		$ 10,032			$ 9,981		$ 9,981		$ 10,000
Average Annual Return, Percent	5.30%		1.64%								1.24%
C000021954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Ultra-Short Bond Portfolio (Class 2)
Account Value	$ 11,157	11,157	$ 11,157	11,157	11,157	11,157	11,157	11,157	11,157	11,157	$ 11,157	11,157	10,614	10,157	10,247	10,357		10,360			10,162		9,994			9,952		9,962		10,000
Average Annual Return, Percent	5.11%		1.49%								1.10%
C000021955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Ultra-Short Bond Portfolio (Class 3)
Account Value	$ 11,046	11,046	$ 11,046	11,046	11,046	11,046	11,046	11,046	11,046	11,046	$ 11,046	11,046	10,513	10,073	10,183	10,293		10,302			10,120		9,965			9,933		9,952		10,000
Average Annual Return, Percent	5.07%		1.41%								1.00%
C000021956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Large Cap Index Portfolio (Class 1)
Account Value	$ 35,101	35,101	$ 35,101	35,101	35,101	35,101	35,101	35,101	35,101	35,101	$ 35,101	35,101	27,848	23,121	25,251	20,542		17,569			14,504		14,901			11,833		9,892		10,000
Average Annual Return, Percent	26.04%		14.85%								13.38%
C000183180 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Large Cap Index Portfolio (Class 3)
Account Value	$ 25,712	25,712	$ 25,712	25,712	25,712	25,712	$ 25,712	25,712	25,712	25,712	$ 25,712	25,712	20,449	17,020	18,637	15,198		13,030			10,781		11,106	$ 10,000
Average Annual Return, Percent	25.73%		14.56%				13.76%
C000021957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Equity-Income Portfolio (Class 1)
Account Value	$ 26,527	26,527	$ 26,527	26,527	26,527	26,527	$ 26,527	26,527	26,527	26,527	$ 26,527	26,527	22,420	21,984	21,710	16,971		16,528			14,018		14,444			11,753		9,731		10,000
Average Annual Return, Percent	18.31%		9.92%								10.25%
C000021958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Equity-Income Portfolio (Class 2)
Account Value	$ 26,133	26,133	$ 26,133	26,133	26,133	26,133	26,133	26,133	26,133	26,133	$ 26,133	26,133	22,118	21,721	21,480	16,818		16,406			13,933		14,380			11,716		9,714		10,000
Average Annual Return, Percent	18.15%		9.76%								10.08%
C000021959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Equity-Income Portfolio (Class 3)
Account Value	$ 25,878	25,878	$ 25,878	25,878	25,878	25,878	25,878	25,878	25,878	25,878	$ 25,878	25,878	21,924	21,555	21,338	16,716		16,324			13,881		14,339			11,698		9,707		10,000
Average Annual Return, Percent	18.04%		9.65%								9.97%
C000021960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Large Cap Core Portfolio (Class 1)
Account Value	$ 31,416	31,416	$ 31,416	31,416	31,416	31,416	31,416	31,416	31,416	31,416	$ 31,416	31,416	25,181	20,582	22,972	19,080		16,857			13,891		14,474			12,060		10,105		10,000
Average Annual Return, Percent	24.76%		13.26%								12.13%
C000021961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Large Cap Core Portfolio (Class 2)
Account Value	$ 30,963	30,963	$ 30,963	30,963	30,963	30,963	30,963	30,963	30,963	30,963	$ 30,963	30,963	24,852	20,346	22,738	18,917		16,738			13,810		14,417			12,032		10,093		10,000
Average Annual Return, Percent	24.59%		13.09%								11.97%
C000021962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Large Cap Core Portfolio (Class 3)
Account Value	$ 30,636	30,636	$ 30,636	30,636	30,636	30,636	30,636	30,636	30,636	30,636	$ 30,636	$ 30,636	24,613	20,177	22,572	18,792		16,645			13,750		14,363			12,000		10,077		10,000
Average Annual Return, Percent	24.47%		12.98%									11.85%
C000021963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Franklin BW U.S. Large Cap Value Portfolio (Class 1)
Account Value	$ 28,332	28,332	$ 28,332	28,332	28,332	28,332	28,332	28,332	28,332	28,332	$ 28,332	$ 28,332	23,037	22,031	21,243	16,469		16,073			14,267		15,227			12,118		9,849		10,000
Average Annual Return, Percent	22.93%		12.00%								10.98%
C000021964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Franklin BW U.S. Large Cap Value Portfolio (Class 2)
Account Value	$ 27,896	27,896	$ 27,896	27,896	27,896	27,896	27,896	27,896	27,896	27,896	$ 27,896	27,896	22,730	21,767	21,017	16,324		15,951			14,175		15,154			12,079		9,831		10,000
Average Annual Return, Percent	22.73%		11.83%								10.80%
C000021965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)
Account Value	$ 27,618	27,618	$ 27,618	27,618	27,618	27,618	27,618	27,618	27,618	27,618	$ 27,618	27,618	22,522	21,598	20,873	16,225		15,875			14,126		15,111			12,057		9,823		10,000
Average Annual Return, Percent	22.63%		11.71%								10.69%
C000021966 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)
Account Value	$ 30,450	30,450	$ 30,450	30,450	30,450	30,450	30,450	30,450	30,450	30,450	$ 30,450	30,450	24,857	23,594	23,508	19,792		17,685			15,649		15,359			12,445		10,238		10,000
Average Annual Return, Percent	22.50%		11.48%								11.78%
C000021967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 2)
Account Value	$ 30,012	30,012	$ 30,012	30,012	30,012	30,012	30,012	30,012	30,012	30,012	$ 30,012	30,012	24,516	23,307	23,267	19,619		17,558			15,558		15,296			12,408		10,228		10,000
Average Annual Return, Percent	22.31%		11.32%								11.62%
C000021968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 3)
Account Value	$ 29,705	29,705	$ 29,705	29,705	29,705	29,705	29,705	29,705	29,705	29,705	$ 29,705	29,705	24,318	23,121	23,111	19,497		17,473			15,501		15,251			12,379		10,223		10,000
Average Annual Return, Percent	22.15%		11.20%								11.50%
C000021969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA AB Growth Portfolio (Class 1)
Account Value	$ 45,882	45,882	$ 45,882	45,882	45,882	45,882	45,882	45,882	45,882	45,882	$ 45,882	45,882	36,684	28,180	33,080	27,764		21,105			16,955		16,298			12,004		10,524		10,000
Average Annual Return, Percent	25.07%		16.80%								16.46%
C000021970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA AB Growth Portfolio (Class 2)
Account Value	$ 45,199	45,199	$ 45,199	45,199	45,199	45,199	45,199	45,199	45,199	45,199	$ 45,199	45,199	36,188	27,842	32,732	27,511		20,944			16,849		16,224			11,966		10,509		10,000
Average Annual Return, Percent	24.90%		16.63%								16.28%
C000021971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA AB Growth Portfolio (Class 3)
Account Value	$ 44,742	44,742	$ 44,742	44,742	44,742	44,742	44,742	44,742	44,742	44,742	$ 44,742	44,742	35,862	27,617	32,504	27,347		20,839			16,781		16,176			11,940		10,496		10,000
Average Annual Return, Percent	24.76%		16.51%								16.16%
C000021975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA MFS Massachusetts Investors Trust Portfolio (Class 1)
Account Value	$ 31,193	31,193	$ 31,193	31,193	31,193	31,193	31,193	31,193	31,193	31,193	$ 31,193	31,193	25,650	22,359	24,082	19,757		17,389			14,351		14,781			11,647		9,977		10,000
Average Annual Return, Percent	21.67%		12.40%								12.05%
C000021976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA MFS Massachusetts Investors Trust Portfolio (Class 2)
Account Value	$ 30,731	30,731	$ 30,731	30,731	30,731	30,731	30,731	30,731	30,731	30,731	$ 30,731	30,731	25,306	22,083	23,836	19,583		17,259			14,270		14,716			11,614		9,964		10,000
Average Annual Return, Percent	21.44%		12.23%								11.88%
C000021977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA MFS Massachusetts Investors Trust Portfolio (Class 3)
Account Value	$ 30,434	30,434	$ 30,434	30,434	30,434	30,434	30,434	30,434	30,434	30,434	$ 30,434	30,434	25,096	21,917	23,675	19,470		17,175			14,211		14,675			11,593		9,956		10,000
Average Annual Return, Percent	21.27%		12.12%								11.77%
C000021981 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA MFS Blue Chip Growth Portfolio (Class 1)
Account Value	$ 41,932	41,932	$ 41,932	41,932	41,932	41,932	41,932	41,932	41,932	41,932	$ 41,932	41,932	31,016	23,085	28,095	23,585		18,332			14,928		15,409			11,731		9,982		10,000
Average Annual Return, Percent	35.19%		18.00%								15.41%
C000021982 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA MFS Blue Chip Growth Portfolio (Class 2)
Account Value	$ 41,340	41,340	$ 41,340	41,340	41,340	41,340	41,340	41,340	41,340	41,340	$ 41,340	41,340	30,610	22,830	27,818	23,375		18,211			14,845		15,349			11,700		9,967		10,000
Average Annual Return, Percent	35.05%		17.82%								15.25%
C000021983 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA MFS Blue Chip Growth Portfolio (Class 3)
Account Value	$ 40,929	40,929	$ 40,929	40,929	40,929	40,929	40,929	40,929	40,929	40,929	$ 40,929	40,929	30,349	22,646	27,622	23,241		18,120			14,793		15,304			11,682		9,960		10,000
Average Annual Return, Percent	34.86%		17.70%								15.13%
C000021984 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Federated Hermes Corporate Bond Portfolio (Class 1)
Account Value	$ 13,111	13,111	$ 13,111	13,111	13,111	13,111	13,111	13,111	13,111	13,111	$ 13,111	13,111	12,743	12,248	13,329	13,564		12,762			11,233		11,164			10,602		9,668		10,000
Average Annual Return, Percent	2.89%		0.54%								2.75%
C000021985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Federated Hermes Corporate Bond Portfolio (Class 2)
Account Value	$ 12,914	12,914	$ 12,914	12,914	12,914	12,914	12,914	12,914	12,914	12,914	$ 12,914	12,914	12,572	12,107	13,193	13,448		12,664			11,164		11,116			10,574		9,657		10,000
Average Annual Return, Percent	2.72%		0.39%								2.59%
C000021986 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Federated Hermes Corporate Bond Portfolio (Class 3)
Account Value	$ 12,788	12,788	$ 12,788	12,788	12,788	12,788	12,788	12,788	12,788	12,788	$ 12,788	12,788	12,464	12,007	13,106	13,375		12,609			11,125		11,087			10,558		9,646		10,000
Average Annual Return, Percent	2.60%		0.28%								2.49%
C000021987 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Fidelity Institutional AM® Real Estate Portfolio (Class 1)
Account Value	$ 16,222	16,222	$ 16,222	16,222	16,222	16,222	16,222	16,222	16,222	16,222	$ 16,222	16,222	14,194	14,411	16,359	12,658		13,130			11,407		10,498			10,321		9,214		10,000
Average Annual Return, Percent	14.19%		4.32%								4.96%
C000021988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Fidelity Institutional AM® Real Estate Portfolio (Class 2)
Account Value	$ 15,981	15,981	$ 15,981	15,981	15,981	15,981	15,981	15,981	15,981	15,981	$ 15,981	15,981	14,011	14,243	16,198	12,550		13,032			11,345		10,449			10,293		9,201		10,000
Average Annual Return, Percent	14.06%		4.16%								4.80%
C000021989 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Fidelity Institutional AM® Real Estate Portfolio (Class 3)
Account Value	$ 15,826	15,826	$ 15,826	15,826	15,826	15,826	15,826	15,826	15,826	15,826	$ 15,826	15,826	13,883	14,128	16,084	12,469		12,973			11,295		10,417			10,269		9,192		10,000
Average Annual Return, Percent	14.00%		4.06%								4.70%
C000021990 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Franklin Small Company Value Portfolio (Class 1)
Account Value	$ 23,701	23,701	$ 23,701	23,701	23,701	23,701	23,701	23,701	23,701	23,701	$ 23,701	23,701	20,099	20,047	19,814	16,532		14,862			13,460		14,203			12,835		9,334		10,000
Average Annual Return, Percent	17.92%		9.78%								9.01%
C000021991 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Franklin Small Company Value Portfolio (Class 3)
Account Value	$ 23,124	23,124	$ 23,124	23,124	23,124	23,124	23,124	23,124	23,124	23,124	$ 23,124	23,124	19,667	19,660	19,481	16,296		14,692			13,335		14,095			12,769		9,312		10,000
Average Annual Return, Percent	17.58%		9.50%								8.74%
C000021992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Mid-Cap Growth Portfolio (Class 1)
Account Value	$ 32,541	32,541	$ 32,541	32,541	32,541	32,541	32,541	32,541	32,541	32,541	$ 32,541	32,541	26,750	23,351	25,866	26,642		18,527			14,437		14,430			10,946		9,306		10,000
Average Annual Return, Percent	21.65%		11.92%								12.52%
C000021993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Mid-Cap Growth Portfolio (Class 2)
Account Value	$ 32,048	32,048	$ 32,048	32,048	32,048	32,048	32,048	32,048	32,048	32,048	$ 32,048	32,048	26,378	23,070	25,588	26,398		18,384			14,349		14,365			10,917		9,291		10,000
Average Annual Return, Percent	21.50%		11.76%								12.35%
C000021994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Mid-Cap Growth Portfolio (Class 3)
Account Value	$ 31,745	31,745	$ 31,745	31,745	31,745	31,745	31,745	31,745	31,745	31,745	$ 31,745	31,745	26,145	22,894	25,418	26,250		18,294			14,299		14,323			10,899		9,282		10,000
Average Annual Return, Percent	21.42%		11.65%								12.25%
C000021998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Invesco Growth Opportunities Portfolio (Class 1)
Account Value	$ 23,278	23,278	$ 23,278	23,278	23,278	23,278	23,278	23,278	23,278	23,278	$ 23,278	23,278	19,165	18,635	22,238	25,308		15,949			13,900		13,561			10,794		8,949		10,000
Average Annual Return, Percent	21.27%		7.86%								8.82%
C000021999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Invesco Growth Opportunities Portfolio (Class 2)
Account Value	$ 22,942	22,942	$ 22,942	22,942	22,942	22,942	22,942	22,942	22,942	22,942	$ 22,942	22,942	18,919	18,442	22,030	25,096		15,841			13,823		13,517			10,768		8,943		10,000
Average Annual Return, Percent	21.26%		7.69%								8.66%
C000022000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Invesco Growth Opportunities Portfolio (Class 3)
Account Value	$ 22,713	22,713	$ 22,713	22,713	22,713	22,713	22,713	22,713	22,713	22,713	$ 22,713	22,713	18,777	18,307	21,883	24,941		15,772			13,772		13,474			10,756		8,937		10,000
Average Annual Return, Percent	20.96%		7.57%								8.55%
C000022001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Janus Focused Growth Portfolio (Class 1)
Account Value	$ 37,651	37,651	$ 37,651	37,651	37,651	37,651	37,651	37,651	37,651	37,651	$ 37,651	37,651	29,549	22,171	27,835	24,509		18,476			14,370		14,140			10,528		9,471		10,000
Average Annual Return, Percent	27.42%		15.30%								14.18%
C000022002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Janus Focused Growth Portfolio (Class 2)
Account Value	$ 37,083	37,083	$ 37,083	37,083	37,083	37,083	37,083	37,083	37,083	37,083	$ 37,083	37,083	29,160	21,914	27,548	24,295		18,347			14,284		14,071			10,503		9,464		10,000
Average Annual Return, Percent	27.17%		15.11%								14.00%
C000022003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Janus Focused Growth Portfolio (Class 3)
Account Value	$ 36,717	36,717	$ 36,717	36,717	36,717	36,717	36,717	36,717	36,717	36,717	$ 36,717	36,717	28,877	21,717	27,345	24,148		18,247			14,224		14,029			10,475		9,451		10,000
Average Annual Return, Percent	27.15%		15.01%								13.89%
C000109738 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA AB Small & Mid Cap Value Portfolio (Class 1)
Account Value	$ 22,640	22,640	$ 22,640	22,640	22,640	22,640	22,640	22,640	22,640	22,640	$ 22,640	22,640	19,368	18,802	19,305	14,954		13,484			13,064		14,185			12,384		9,117		10,000
Average Annual Return, Percent	16.81%		10.92%								8.51%
C000022007 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA AB Small & Mid Cap Value Portfolio (Class 2)
Account Value	$ 22,311	22,311	$ 22,311	22,311	22,311	22,311	22,311	22,311	22,311	22,311	$ 22,311	22,311	19,113	18,589	19,105	14,821		13,386			12,987		14,127			12,351		9,103		10,000
Average Annual Return, Percent	16.56%		10.76%								8.36%
C000022008 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA AB Small & Mid Cap Value Portfolio (Class 3)
Account Value	$ 22,067	22,067	$ 22,067	22,067	22,067	22,067	22,067	22,067	22,067	22,067	$ 22,067	22,067	18,926	18,420	18,961	14,724		13,313			12,922		14,073			12,322		9,089		10,000
Average Annual Return, Percent	16.51%		10.63%								8.24%
C000022009 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Putnam International Growth and Income Portfolio (Class 1)
Account Value	$ 18,214	18,214	$ 18,214	18,214	18,214	18,214	18,214	18,214	18,214	18,214	$ 18,214	18,214	16,272	14,972	14,919	12,737		11,991			10,906		13,152			10,288		9,409		10,000
Average Annual Return, Percent	12.03%		8.72%								6.18%
C000022010 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Putnam International Growth and Income Portfolio (Class 2)
Account Value	$ 17,956	17,956	$ 17,956	17,956	17,956	17,956	17,956	17,956	17,956	17,956	$ 17,956	17,956	16,064	14,812	14,772	12,628		11,900			10,848		13,095			10,270		9,393		10,000
Average Annual Return, Percent	11.87%		8.57%								6.03%
C000022011 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Putnam International Growth and Income Portfolio (Class 3)
Account Value	$ 17,756	17,756	$ 17,756	17,756	17,756	17,756	17,756	17,756	17,756	17,756	$ 17,756	17,756	15,922	14,683	14,665	12,541		11,840			10,803		13,051			10,239		9,382		10,000
Average Annual Return, Percent	11.70%		8.44%								5.91%
C000022012 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Global Equities Portfolio (Class 1)
Account Value	$ 24,744	24,744	$ 24,744	24,744	24,744	24,744	24,744	24,744	24,744	24,744	$ 24,744	24,744	20,241	17,145	18,225	15,363		13,860			12,705		13,898			10,891		9,411		10,000
Average Annual Return, Percent	22.25%		12.29%								9.48%
C000022013 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Global Equities Portfolio (Class 2)
Account Value	$ 24,374	24,374	$ 24,374	24,374	24,374	24,374	24,374	24,374	24,374	24,374	$ 24,374	24,374	19,975	16,942	18,034	15,223		13,761			12,628		13,840			10,855		9,399		10,000
Average Annual Return, Percent	22.02%		12.11%								9.32%
C000022014 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Global Equities Portfolio (Class 3)
Account Value	$ 24,132	24,132	$ 24,132	24,132	24,132	24,132	24,132	24,132	24,132	24,132	$ 24,132	24,132	19,798	16,801	17,910	15,137		13,695			12,577		13,799			10,839		9,393		10,000
Average Annual Return, Percent	21.89%		12.00%								9.21%
C000022015 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA PIMCO Global Bond Opportunities Portfolio (Class 1)
Account Value	$ 9,597	9,597	$ 9,597	9,597	9,597	9,597	9,597	9,597	9,597	9,597	$ 9,597	9,597	9,458	9,539	11,160	12,136		11,197			10,481		10,715			9,973		9,872		10,000
Average Annual Return, Percent	1.47%		(3.04%)								(0.41%)
C000022016 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA PIMCO Global Bond Opportunities Portfolio (Class 2)
Account Value	$ 9,445	9,445	$ 9,445	9,445	9,445	9,445	9,445	9,445	9,445	9,445	$ 9,445	9,445	9,323	9,424	11,045	12,022		11,111			10,412		10,665			9,938		9,852		10,000
Average Annual Return, Percent	1.20%		(3.20%)								(0.57%)
C000022017 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA PIMCO Global Bond Opportunities Portfolio (Class 3)
Account Value	$ 9,364	9,364	$ 9,364	9,364	9,364	9,364	9,364	9,364	9,364	9,364	$ 9,364	9,364	9,247	9,349	10,970	11,958		11,060			10,376		10,640			9,923		9,851		10,000
Average Annual Return, Percent	1.15%		(3.28%)								(0.66%)
C000022018 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Morgan Stanley International Equities Portfolio (Class 1)
Account Value	$ 15,735	15,735	$ 15,735	15,735	15,735	15,735	15,735	15,735	15,735	15,735	$ 15,735	15,735	14,368	13,669	14,206	13,543		12,231			10,902		12,468			9,865		9,419		10,000
Average Annual Return, Percent	9.52%		5.17%								4.64%
C000022019 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Morgan Stanley International Equities Portfolio (Class 2)
Account Value	$ 15,504	15,504	$ 15,504	15,504	15,504	15,504	15,504	15,504	15,504	15,504	$ 15,504	15,504	14,176	13,506	14,061	13,433		12,146			10,840		12,415			9,838		9,409		10,000
Average Annual Return, Percent	9.48%		5.00%								4.48%
C000022020 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Morgan Stanley International Equities Portfolio (Class 3)
Account Value	$ 15,350	15,350	$ 15,350	15,350	15,350	15,350	15,350	15,350	15,350	15,350	$ 15,350	15,350	14,057	13,406	13,969	13,354		12,093			10,800		12,376			9,819		9,399		10,000
Average Annual Return, Percent	9.31%		4.89%								4.38%
C000022021 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Emerging Markets Portfolio (Class 1)
Account Value	$ 14,475	14,475	$ 14,475	14,475	14,475	14,475	14,475	14,475	14,475	14,475	$ 14,475	14,475	12,270	12,525	15,284	15,819		12,333			11,877		14,553			10,091		8,032		10,000
Average Annual Return, Percent	17.97%		3.25%								3.77%
C000022022 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Emerging Markets Portfolio (Class 2)
Account Value	$ 14,257	14,257	$ 14,257	14,257	14,257	14,257	14,257	14,257	14,257	14,257	$ 14,257	14,257	12,111	12,385	15,128	15,682		12,243			11,810		14,497			10,072		8,030		10,000
Average Annual Return, Percent	17.72%		3.09%								3.61%
C000022023 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Emerging Markets Portfolio (Class 3)
Account Value	$ 14,118	14,118	$ 14,118	14,118	14,118	14,118	14,118	14,118	14,118	14,118	$ 14,118	14,118	11,999	12,286	15,015	15,582		12,191			11,752		14,450			10,041		8,009		10,000
Average Annual Return, Percent	17.66%		2.98%								3.51%
C000109739 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA PIMCO RAE International Value Portfolio (Class 1)
Account Value	$ 13,317	13,317	$ 13,317	13,317	13,317	13,317	13,317	13,317	13,317	13,317	$ 13,317	13,317	12,432	11,489	11,703	10,639		10,680			10,608		12,346			10,103		8,899		10,000
Average Annual Return, Percent	7.12%		4.51%								2.91%
C000022024 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA PIMCO RAE International Value Portfolio (Class 2)
Account Value	$ 13,121	13,121	$ 13,121	13,121	13,121	13,121	13,121	13,121	13,121	13,121	$ 13,121	13,121	12,269	11,350	11,584	10,545		10,605			10,543		12,295			10,070		8,887		10,000
Average Annual Return, Percent	6.94%		4.35%								2.75%
C000022025 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA PIMCO RAE International Value Portfolio (Class 3)
Account Value	$ 12,988	12,988	$ 12,988	12,988	12,988	12,988	12,988	12,988	12,988	12,988	$ 12,988	12,988	12,155	11,256	11,497	10,480		10,549			10,503		12,256			10,047		8,871		10,000
Average Annual Return, Percent	6.85%		4.25%								2.65%
C000022026 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA PineBridge High-Yield Bond Portfolio (Class 1)
Account Value	$ 17,859	17,859	$ 17,859	17,859	17,859	17,859	17,859	17,859	17,859	17,859	$ 17,859	17,859	16,371	14,630	15,198	14,702		13,629			12,395		12,377			11,428		9,331		10,000
Average Annual Return, Percent	8.46%		5.55%								5.97%
C000022027 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA PineBridge High-Yield Bond Portfolio (Class 2)
Account Value	$ 17,583	17,583	$ 17,583	17,583	17,583	17,583	17,583	17,583	17,583	17,583	$ 17,583	17,583	16,145	14,453	15,043	14,575		13,534			12,306		12,312			11,406		9,311		10,000
Average Annual Return, Percent	8.27%		5.37%								5.81%
C000022028 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA PineBridge High-Yield Bond Portfolio (Class 3)
Account Value	$ 17,413	17,413	$ 17,413	17,413	17,413	17,413	17,413	17,413	17,413	17,413	$ 17,413	17,413	16,021	14,344	14,954	14,497		13,468			12,273		12,292			11,376		9,318		10,000
Average Annual Return, Percent	8.05%		5.27%								5.70%
C000022029 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan MFS Core Bond Portfolio (Class 1)
Account Value	$ 11,720	11,720	$ 11,720	11,720	11,720	11,720	11,720	11,720	11,720	11,720	$ 11,720	11,720	11,403	11,083	12,070	12,359		11,711			10,615		10,431			10,172		9,922		10,000
Average Annual Return, Percent	2.79%		0.02%								1.60%
C000022030 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan MFS Core Bond Portfolio (Class 2)
Account Value	$ 11,548	11,548	$ 11,548	11,548	11,548	11,548	11,548	11,548	11,548	11,548	$ 11,548	11,548	11,251	10,953	11,944	12,250		11,622			10,549		10,383			10,129		9,910		10,000
Average Annual Return, Percent	2.64%		(0.13%)								1.45%
C000022031 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan MFS Core Bond Portfolio (Class 3)
Account Value	$ 11,436	11,436	$ 11,436	11,436	11,436	11,436	11,436	11,436	11,436	11,436	$ 11,436	11,436	11,149	10,863	11,867	12,182		11,564			10,511		10,355			10,119		9,894		10,000
Average Annual Return, Percent	2.57%		(0.22%)								1.35%
C000022032 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Diversified Balanced Portfolio (Class 1)
Account Value	$ 18,984	18,984	$ 18,984	18,984	18,984	18,984	18,984	18,984	18,984	18,984	$ 18,984	18,984	16,945	15,432	16,823	15,551		13,612			12,147		12,805			10,991		9,771		10,000
Average Annual Return, Percent	12.03%		6.88%								6.62%
C000022033 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Diversified Balanced Portfolio (Class 2)
Account Value	$ 18,706	18,706	$ 18,706	18,706	18,706	18,706	18,706	18,706	18,706	18,706	$ 18,706	18,706	16,723	15,248	16,649	15,412		13,512			12,076		12,751			10,957		9,753		10,000
Average Annual Return, Percent	11.86%		6.72%								6.46%
C000022034 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Diversified Balanced Portfolio (Class 3)
Account Value	$ 18,521	18,521	$ 18,521	18,521	18,521	18,521	18,521	18,521	18,521	18,521	$ 18,521	18,521	16,576	15,127	16,539	15,323		13,441			12,031		12,714			10,939		9,747		10,000
Average Annual Return, Percent	11.73%		6.62%								6.36%
C000022035 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA MFS Total Return Portfolio (Class 1)
Account Value	$ 19,191	19,191	$ 19,191	19,191	19,191	19,191	19,191	19,191	19,191	19,191	$ 19,191	19,191	17,316	16,486	17,125	15,232		13,959			12,267		12,648			11,126		9,869		10,000
Average Annual Return, Percent	10.83%		6.57%								6.74%
C000022036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA MFS Total Return Portfolio (Class 2)
Account Value	$ 18,912	18,912	$ 18,912	18,912	18,912	18,912	18,912	18,912	18,912	18,912	$ 18,912	18,912	17,085	16,288	16,945	15,103		13,857			12,200		12,594			11,092		9,856		10,000
Average Annual Return, Percent	10.69%		6.42%								6.58%
C000022037 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA MFS Total Return Portfolio (Class 3)
Account Value	$ 18,714	18,714	$ 18,714	18,714	18,714	18,714	18,714	18,714	18,714	18,714	$ 18,714	18,714	16,938	16,158	16,829	15,008		13,782			12,150		12,554			11,073		9,846		10,000
Average Annual Return, Percent	10.48%		6.31%								6.47%
C000169131 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA VCP Dynamic Allocation Portfolio (Class 1)
Account Value	$ 18,606	18,606	$ 18,606	18,606	18,606	18,606	18,606	18,606	$ 18,606	18,606	$ 18,606	18,606	16,072	14,711	16,174	15,365		13,664			11,890		12,606			10,197	$ 10,000
Average Annual Return, Percent	15.77%		6.37%						7.72%
C000109363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA VCP Dynamic Allocation Portfolio (Class 3)
Account Value	$ 18,167	18,167	$ 18,167	18,167	18,167	18,167	18,167	18,167	$ 18,167	18,167	$ 18,167	18,167	15,734	14,433	15,913	15,165		13,509			11,794		12,529			10,161		9,201		10,000
Average Annual Return, Percent	15.47%		6.10%								6.15%
C000169132 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA VCP Dynamic Strategy Portfolio (Class 1)
Account Value	$ 18,137	18,137	$ 18,137	18,137	18,137	18,137	18,137	18,137	$ 18,137	18,137	$ 18,137	18,137	15,753	14,565	15,691	14,735		13,357			11,752		12,499			10,254	10,000
Average Annual Return, Percent	15.14%		6.31%						7.39%
C000115991 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA VCP Dynamic Strategy Portfolio (Class 3)
Account Value	$ 17,731	17,731	$ 17,731	17,731	17,731	17,731	17,731	17,731	$ 17,731	17,731	$ 17,731	17,731	15,428	14,310	15,445	14,543		13,217			11,668		12,427			10,222		9,258		10,000
Average Annual Return, Percent	14.93%		6.05%								5.89%
C000169135 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA PIMCO VCP Tactical Balanced Portfolio (Class 1)
Account Value	$ 15,765	15,765	$ 15,765	15,765	15,765	15,765	15,765	15,765	$ 15,765	15,765	$ 15,765	15,765	14,185	13,228	14,577	14,086		12,994			11,406		12,151			10,190	10,000
Average Annual Return, Percent	11.14%		3.94%						5.60%
C000125868 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA PIMCO VCP Tactical Balanced Portfolio (Class 3)
Account Value	$ 16,111	16,111	$ 16,111	16,111	16,111	16,111	16,111	16,111	$ 16,111	16,111	$ 16,111	16,111	14,532	13,582	15,015	14,530		13,444			11,838		12,633			10,624		9,503		10,000
Average Annual Return, Percent	10.87%		3.69%								4.89%
C000171603 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA BlackRock VCP Global Multi Asset Portfolio (Class 1)
Account Value	$ 14,253	14,253	$ 14,253	14,253	14,253	14,253	14,253	14,253	$ 14,253	14,253	$ 14,253	14,253	12,913	12,000	13,331	12,712		12,205			10,902		11,351			10,000	10,000
Average Annual Return, Percent	10.38%		3.15%						4.33%
C000164958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA BlackRock VCP Global Multi Asset Portfolio (Class 3)
Account Value	$ 14,890	14,890	$ 14,890	14,890	14,890	14,890	14,890	14,890	$ 14,890	$ 14,890	14,890	14,890	13,519	12,594	14,025	13,417		12,909			11,559		12,071			10,656		10,180	$ 10,000
Average Annual Return, Percent	10.14%		2.90%							4.51%
C000171604 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Schroders VCP Global Allocation Portfolio (Class 1)
Account Value	$ 15,312	15,312	$ 15,312	15,312	15,312	15,312	15,312	15,312	$ 15,312	$ 15,312	15,312	15,312	13,456	12,188	13,497	12,414		12,475			11,013		11,810			10,197	10,000
Average Annual Return, Percent	13.79%		4.18%						5.23%
C000164959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Schroders VCP Global Allocation Portfolio (Class 3)
Account Value	$ 16,272	16,272	$ 16,272	16,272	16,272	16,272	16,272	16,272	$ 16,272	$ 16,272	16,272	16,272	14,334	13,020	14,445	13,326		13,420			11,886		12,768			11,058		10,150	10,000
Average Annual Return, Percent	13.52%		3.93%							5.55%
C000171605 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA T. Rowe Price VCP Balanced Portfolio (Class 1)
Account Value	$ 18,568	18,568	$ 18,568	18,568	18,568	18,568	18,568	18,568	$ 18,568	$ 18,568	18,568	18,568	15,996	14,292	16,082	14,848		13,632			11,851		12,523			10,265	10,000
Average Annual Return, Percent	16.08%		6.38%						7.69%
C000164960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA T. Rowe Price VCP Balanced Portfolio (Class 3)
Account Value	$ 19,415	19,415	$ 19,415	19,415	19,415	19,415	19,415	19,415	$ 19,415	$ 19,415	19,415	19,415	16,764	15,018	16,932	15,677		14,431			12,583		13,323			10,949		10,080	10,000
Average Annual Return, Percent	15.81%		6.11%							7.63%
C000177069 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Fixed Income Index Portfolio (Class 1)
Account Value	$ 11,115	11,115	$ 11,115	11,115	11,115	11,115	11,115	$ 11,115	11,115	$ 11,115	11,115	11,115	10,925	10,675	11,602	11,976		11,386			10,319		10,150		$ 10,000
Average Annual Return, Percent	1.74%		(0.48%)					1.33%
C000177070 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Fixed Income Index Portfolio (Class 3)
Account Value	$ 10,896	10,896	$ 10,896	10,896	10,896	10,896	10,896	$ 10,896	10,896	10,896	10,896	10,896	10,734	10,521	11,458	11,859		11,302			10,263		10,120		10,000
Average Annual Return, Percent	1.50%		(0.73%)					1.08%
C000177071 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA International Index Portfolio (Class 1)
Account Value	$ 15,912	15,912	$ 15,912	15,912	15,912	15,912	15,912	$ 15,912	15,912	15,912	15,912	15,912	14,651	13,568	14,075	13,065		11,978			10,812		12,409		10,000
Average Annual Return, Percent	8.61%		5.84%					5.99%
C000177072 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA International Index Portfolio (Class 3)
Account Value	$ 15,597	15,597	$ 15,597	15,597	15,597	15,597	15,597	$ 15,597	15,597	15,597	15,597	15,597	14,404	13,357	13,896	12,938		11,886			10,761		12,373		10,000
Average Annual Return, Percent	8.29%		5.58%					5.72%
C000177073 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Mid Cap Index Portfolio (Class 1)
Account Value	$ 20,968	20,968	$ 20,968	20,968	20,968	20,968	20,968	$ 20,968	20,968	20,968	20,968	20,968	17,484	16,758	16,440	14,479		12,280			11,094		11,694		10,000
Average Annual Return, Percent	19.92%		11.29%					9.71%
C000177074 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Mid Cap Index Portfolio (Class 3)
Account Value	$ 20,544	20,544	$ 20,544	20,544	20,544	20,544	20,544	$ 20,544	20,544	20,544	20,544	20,544	17,180	16,507	16,233	14,337		12,181			11,043		11,660		10,000
Average Annual Return, Percent	19.58%		11.02%					9.43%
C000177075 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Small Cap Index Portfolio (Class 1)
Account Value	$ 18,089	18,089	$ 18,089	18,089	18,089	18,089	18,089	$ 18,089	18,089	18,089	18,089	18,089	15,268	15,011	15,594	15,871		12,268			11,300		11,794		10,000
Average Annual Return, Percent	18.48%		8.08%					7.70%
C000177076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Small Cap Index Portfolio (Class 3)
Account Value	$ 17,729	17,729	$ 17,729	17,729	17,729	17,729	17,729	$ 17,729	17,729	17,729	17,729	17,729	15,003	14,793	15,402	15,723		12,170			11,238		11,761		10,000
Average Annual Return, Percent	18.16%		7.82%					7.43%
C000177078 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Index Allocation 60/40 Portfolio (Class 1)
Account Value	$ 18,531	18,531	$ 18,531	18,531	18,531	18,531	18,531	$ 18,531	18,531	18,531	18,531	18,531	16,213	14,737	15,740	14,425		12,768			11,203		11,473		10,000
Average Annual Return, Percent	14.30%		7.73%					8.03%
C000177077 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Index Allocation 60/40 Portfolio (Class 3)
Account Value	$ 18,176	18,176	$ 18,176	18,176	18,176	18,176	18,176	$ 18,176	18,176	18,176	18,176	18,176	15,932	14,525	15,555	14,278		12,670			11,147		11,449		10,000
Average Annual Return, Percent	14.08%		7.48%					7.77%
C000177079 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Index Allocation 80/20 Portfolio (Class 1)
Account Value	$ 21,292	21,292	$ 21,292	21,292	21,292	21,292	21,292	$ 21,292	21,292	21,292	21,292	21,292	18,058	16,100	17,169	15,151		13,205			11,455		11,922		10,000
Average Annual Return, Percent	17.91%		10.03%					9.92%
C000177080 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Index Allocation 80/20 Portfolio (Class 3)
Account Value	$ 20,865	20,865	$ 20,865	20,865	20,865	20,865	20,865	$ 20,865	20,865	20,865	20,865	20,865	17,744	15,863	16,952	14,998		13,109			11,393		11,897		10,000
Average Annual Return, Percent	17.59%		9.74%					9.65%
C000177081 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Index Allocation 90/10 Portfolio (Class 1)
Account Value	$ 22,608	22,608	$ 22,608	22,608	22,608	22,608	22,608	$ 22,608	22,608	22,608	22,608	22,608	18,935	16,716	17,808	15,455		13,431			11,574		12,178		10,000
Average Annual Return, Percent	19.40%		10.98%					10.75%
C000177082 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Index Allocation 90/10 Portfolio (Class 3)
Account Value	$ 22,160	22,160	$ 22,160	22,160	22,160	22,160	22,160	$ 22,160	22,160	22,160	22,160	22,160	18,608	16,470	17,597	15,309		13,332			11,521		12,153		10,000
Average Annual Return, Percent	19.09%		10.70%					10.48%
C000191735 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Franklin Tactical Opportunities Portfolio (Class 1)
Account Value	$ 16,701	16,701	$ 16,701	16,701	16,701	16,701	$ 16,701	$ 16,701	16,701	16,701	16,701	16,701	14,604	13,082	13,968	12,366		11,487			10,279		10,638	10,000
Average Annual Return, Percent	14.44%		7.77%				7.25%
C000191736 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Franklin Tactical Opportunities Portfolio (Class 3)
Account Value	$ 16,396	16,396	$ 16,396	16,396	16,396	16,396	$ 16,396	16,396	16,396	16,396	16,396	16,396	14,369	12,910	13,818	12,269		11,418			10,247		10,633	10,000
Average Annual Return, Percent	14.11%		7.50%				6.98%
C000193967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Goldman Sachs Multi-Asset Insights Portfolio (Class 1)
Account Value	$ 16,559	16,559	$ 16,559	16,559	16,559	16,559	$ 16,559	16,559	16,559	16,559	16,559	16,559	14,268	12,829	13,834	12,496		11,217			10,134		10,623	10,000
Average Annual Return, Percent	16.06%		8.10%				7.13%
C000193968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Goldman Sachs Multi-Asset Insights Portfolio (Class 3)
Account Value	$ 16,266	16,266	$ 16,266	16,266	16,266	16,266	$ 16,266	16,266	16,266	16,266	16,266	16,266	14,039	12,670	13,679	12,386		11,148			10,102		10,617	10,000
Average Annual Return, Percent	15.86%		7.85%				6.87%
C000193969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA T. Rowe Price Asset Allocation Growth Portfolio (Class 1)
Account Value	$ 19,139	19,139	$ 19,139	19,139	19,139	19,139	$ 19,139	19,139	19,139	19,139	19,139	19,139	16,328	14,380	15,759	14,137		12,162			10,441		10,756	10,000
Average Annual Return, Percent	17.22%		9.49%				9.27%
C000193970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA T. Rowe Price Asset Allocation Growth Portfolio (Class 3)
Account Value	$ 18,794	18,794	$ 18,794	18,794	18,794	18,794	$ 18,794	18,794	18,794	18,794	18,794	18,794	16,072	14,184	15,587	14,021		12,096			10,406		10,751	10,000
Average Annual Return, Percent	16.94%		9.21%				9.00%
C000193971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA VCP Index Allocation Portfolio (Class 1)
Account Value	$ 16,976	16,976	$ 16,976	16,976	16,976	16,976	$ 16,976	16,976	16,976	16,976	16,976	16,976	14,288	12,857	14,049	12,809		11,843			10,276		10,946	10,000
Average Annual Return, Percent	18.81%		7.47%				7.49%
C000193972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA VCP Index Allocation Portfolio (Class 3)
Account Value	$ 16,672	16,672	$ 16,672	16,672	16,672	16,672	$ 16,672	16,672	16,672	16,672	16,672	16,672	14,073	12,684	13,896	12,694		11,783			10,249		10,940	10,000
Average Annual Return, Percent	18.46%		7.19%				7.23%
C000193973 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Fixed Income Intermediate Index Portfolio (Class 1)
Account Value	$ 11,208	11,208	$ 11,208	11,208	11,208	11,208	$ 11,208	11,208	11,208	11,208	11,208	11,208	10,857	10,503	10,972	11,255		10,773			10,089		9,860	10,000
Average Annual Return, Percent	3.23%		0.80%				1.57%
C000193974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Fixed Income Intermediate Index Portfolio (Class 3)
Account Value	$ 11,001	11,001	$ 11,001	11,001	11,001	11,001	$ 11,001	11,001	11,001	11,001	11,001	11,001	10,689	10,360	10,851	11,167		10,719			10,061		9,860	10,000
Average Annual Return, Percent	2.91%		0.52%				1.31%
C000199989 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Large Cap Growth Index Portfolio (Class 1)
Account Value	$ 27,985	27,985	$ 27,985	27,985	27,985	$ 27,985	$ 27,985	27,985	27,985	27,985	27,985	27,985	20,672	16,408	20,219	16,682		12,920			10,411	$ 10,000
Average Annual Return, Percent	35.37%		16.72%			16.45%
C000199990 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Large Cap Growth Index Portfolio (Class 3)
Account Value	$ 27,522	27,522	$ 27,522	27,522	27,522	$ 27,522	27,522	27,522	27,522	27,522	27,522	27,522	20,384	16,216	20,036	16,571		12,866			10,392	10,000
Average Annual Return, Percent	35.02%		16.42%			16.17%
C000199991 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Large Cap Value Index Portfolio (Class 1)
Account Value	$ 20,624	20,624	$ 20,624	20,624	20,624	$ 20,624	20,624	20,624	20,624	20,624	20,624	20,624	17,962	15,735	15,316	12,322		12,032			10,197	10,000
Average Annual Return, Percent	14.82%		11.38%			11.31%
C000199992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Large Cap Value Index Portfolio (Class 3)
Account Value	$ 20,276	20,276	$ 20,276	20,276	20,276	$ 20,276	20,276	20,276	20,276	20,276	20,276	20,276	17,708	15,542	15,171	12,232		11,980			10,175	10,000
Average Annual Return, Percent	14.50%		11.10%			11.03%
C000199993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Emerging Markets Equity Index Portfolio (Class 1)
Account Value	$ 10,817	10,817	$ 10,817	10,817	10,817	$ 10,817	10,817	10,817	10,817	10,817	10,817	10,817	9,534	10,021	11,507	12,331		9,634			9,499	10,000
Average Annual Return, Percent	13.46%		2.34%			1.17%
C000199994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Emerging Markets Equity Index Portfolio (Class 3)
Account Value	$ 10,633	10,633	$ 10,633	10,633	10,633	$ 10,633	10,633	10,633	10,633	10,633	10,633	10,633	9,396	9,901	11,400	12,246		9,591			9,476	10,000
Average Annual Return, Percent	13.16%		2.08%			0.91%
C000199995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Global Index Allocation 60/40 Portfolio (Class 1)
Account Value	$ 14,911	14,911	$ 14,911	14,911	14,911	$ 14,911	14,911	14,911	14,911	14,911	14,911	14,911	13,373	12,409	13,187	12,389		11,113			9,927	10,000
Average Annual Return, Percent	11.50%		6.06%			6.09%
C000199996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Global Index Allocation 60/40 Portfolio (Class 3)
Account Value	$ 14,672	14,672	$ 14,672	14,672	14,672	$ 14,672	14,672	14,672	14,672	14,672	14,672	14,672	13,193	12,264	13,066	12,304		11,061			9,906	10,000
Average Annual Return, Percent	11.21%		5.81%			5.84%
C000199998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Global Index Allocation 75/25 Portfolio (Class 1)
Account Value	$ 15,779	15,779	$ 15,779	15,779	15,779	$ 15,779	15,779	15,779	15,779	15,779	15,779	15,779	13,870	12,742	13,552	12,506		11,055			9,828	10,000
Average Annual Return, Percent	13.76%		7.38%			6.98%
C000199997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Global Index Allocation 75/25 Portfolio (Class 3)
Account Value	$ 15,515	15,515	$ 15,515	15,515	15,515	$ 15,515	15,515	15,515	15,515	15,515	15,515	15,515	13,672	12,596	13,430	12,420		11,009			9,814	10,000
Average Annual Return, Percent	13.48%		7.10%			6.72%
C000199999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Global Index Allocation 90/10 Portfolio (Class 1)
Account Value	$ 16,625	16,625	$ 16,625	16,625	16,625	$ 16,625	16,625	16,625	16,625	16,625	16,625	16,625	14,359	13,053	13,840	12,490		10,976			9,713	10,000
Average Annual Return, Percent	15.78%		8.66%			7.81%
C000200000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Global Index Allocation 90/10 Portfolio (Class 3)
Account Value	$ 16,346	16,346	$ 16,346	16,346	16,346	$ 16,346	16,346	16,346	16,346	16,346	16,346	16,346	14,151	12,894	13,702	12,404		10,930			9,699	10,000
Average Annual Return, Percent	15.51%		8.38%			7.54%
C000211493 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Fidelity Institutional AM® International Growth Portfolio (Class 1)
Account Value	$ 16,258	16,258	$ 16,258	16,258	$ 16,258	$ 16,258	16,258	16,258	16,258	16,258	16,258	16,258	14,522	12,408	13,722	13,594		11,168		$ 10,000
Average Annual Return, Percent	11.96%		7.80%		8.81%
C000211494 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Fidelity Institutional AM® International Growth Portfolio (Class 3)
Account Value	$ 16,042	16,042	$ 16,042	16,042	$ 16,042	16,042	16,042	16,042	16,042	16,042	16,042	16,042	14,368	12,306	13,643	13,546		11,159		10,000
Average Annual Return, Percent	11.71%		7.53%		8.56%
C000214976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 1)
Account Value	$ 21,236	21,236	$ 21,236	$ 21,236	$ 21,236	21,236	21,236	21,236	21,236	21,236	21,236	21,236	16,343	13,752	14,187	11,734		10,706	$ 10,000
Average Annual Return, Percent	29.94%		14.68%	15.21%
C000214975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)
Account Value	$ 20,949	20,949	$ 20,949	$ 20,949	20,949	20,949	20,949	20,949	20,949	20,949	20,949	20,949	16,165	13,638	14,105	11,693		10,695	10,000
Average Annual Return, Percent	29.60%		14.39%	14.91%
C000222243 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA BlackRock Multi-Factor 70/30 Portfolio (Class 1)
Account Value	$ 13,403	$ 13,403	$ 13,403	$ 13,403	13,403	13,403	13,403	13,403	13,403	13,403	13,403	13,403	11,723	10,681	11,519	10,643	$ 10,000
Average Annual Return, Percent	14.33%	7.04%
C000222244 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA BlackRock Multi-Factor 70/30 Portfolio (Class 3)
Account Value	$ 13,257	$ 13,257	13,257	13,257	13,257	13,257	13,257	13,257	13,257	13,257	13,257	13,257	11,632	10,618	11,482	10,633	10,000
Average Annual Return, Percent	13.98%	6.77%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,256.34	$ 11,256.34	$ 11,256.34	11,256.34	11,256.34	11,256.34	$ 11,256.34	$ 11,256.34	11,256.34	11,256.34	$ 11,256.34	11,256.34	11,028.32	10,801.71	11,787.07	12,147.5		11,599.96			10,579.61		10,346.7	10,000	10,000	10,129.03		9,984		10,000
Average Annual Return, Percent	2.07%		(0.60%)				1.06%	1.35%			1.19%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 36,297.46	36,297.46	$ 36,297.46	36,297.46	36,297.46	$ 36,297.46	$ 36,297.46	$ 36,297.46	$ 36,297.46	$ 36,297.46	$ 36,297.46	36,297.46	28,721.46	23,772.43	25,900.38	21,007.69		17,917.09			14,724.33	10,000	15,073.27	10,000	10,000	11,924.17	10,000	9,933.47	10,000	10,000
Average Annual Return, Percent	26.38%		15.17%			14.91%	14.41%	14.83%	15.06%	15.67%	13.76%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 34,595.7	34,595.7	$ 34,595.7	34,595.7	34,595.7	$ 34,595.7	$ 34,595.7	$ 34,595.7	$ 34,595.7	$ 34,595.7	$ 34,595.7	34,595.7	27,388.17	22,986.91	25,052.19	21,088.4		17,503.4			14,521.99		14,857.81		10,000	11,871.08		9,752.35		10,000
Average Annual Return, Percent	26.32%		14.60%					14.20%			13.21%
MSCI EAFE Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 13,848.6	13,848.6	$ 13,848.6	13,848.6	13,848.6	$ 13,848.6	13,848.6	$ 13,848.6	13,848.6	13,848.6	$ 13,848.6	13,848.6	12,745.6	11,585.85	11,923.1	11,140.27		10,225.82			9,122.15	10,000	12,688.77		10,000	10,258.24		9,156.57		10,000
Average Annual Return, Percent	8.65%		6.25%			4.94%		6.75%			5.69%
MSCI World Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Account Value	$ 16,504.48	$ 16,504.48	$ 16,504.48	16,504.48	16,504.48	$ 16,504.48	16,504.48	$ 16,504.48	$ 16,504.48	$ 16,504.48	$ 16,504.48	16,504.48	13,594.92	11,620.13	12,555.91	10,774.83	10,000	15,389.63			13,071.67		13,986.87			11,116.02	10,000	9,491.83	10,000	10,000
Average Annual Return, Percent	21.40%	12.35%	12.08%						11.86%	12.59%	10.53%
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,225.22	$ 10,225.22	$ 10,225.22	10,225.22	10,225.22	10,225.22	10,225.22	10,225.22	$ 10,225.22	$ 10,225.22	$ 10,225.22	10,225.22	10,199.34	10,104.1	11,441.53	12,149.92		11,368.85			10,666.89		10,761.25			10,013.89		9,783.98		10,000
Average Annual Return, Percent	0.25%		(2.10%)								0.22%
MSCI ACWI ex U S Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-U.S. Index (net)
Account Value	$ 13,210.44	13,210.44	$ 13,210.44	13,210.44	$ 13,210.44	$ 13,210.44	13,210.44	13,210.44	13,210.44	13,210.44	$ 13,210.44	13,210.44	11,913.35	11,251.79	11,933.91	11,516.4		10,106.19		$ 10,000	9,192.46	10,000	13,256.33			10,222.23		8,805.14		10,000
Average Annual Return, Percent	10.89%		5.50%		5.56%	4.21%					5.23%
Bloomberg U S Universal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Account Value	$ 11,723.65	11,723.65	$ 11,723.65	11,723.65	$ 11,723.65	$ 11,723.65	11,723.65	11,723.65	11,723.65	11,723.65	$ 11,723.65	11,723.65	11,393.27	11,090.24	12,091.75	12,422.1		11,828.95			10,779.09		10,557.07			10,276.87		9,964.15		10,000
Average Annual Return, Percent	2.90%		(0.18%)								1.60%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 22,099.15	22,099.15	$ 22,099.15	$ 22,099.15	22,099.15	22,099.15	22,099.15	22,099.15	22,099.15	22,099.15	$ 22,099.15	22,099.15	17,441.09	14,506.1	15,862.11	13,183.67		11,001.28	$ 10,000
Average Annual Return, Percent	26.71%		14.97%	16.07%
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Account Value	$ 11,957.66	11,957.66	$ 11,957.66	$ 11,957.66	11,957.66	11,957.66	11,957.66	11,957.66	11,957.66	11,957.66	$ 11,957.66	11,957.66	11,367.74	10,812.57	10,623.7	10,619.96		10,562.69			10,333.73		10,135.73			10,042.15		10,005.29		10,000
Average Annual Return, Percent	5.19%		2.51%								1.80%
ICE BofA 6 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 6-Month US Treasury Bill Index
Account Value	$ 12,126.79	12,126.79	$ 12,126.79	12,126.79	12,126.79	12,126.79	12,126.79	12,126.79	12,126.79	12,126.79	$ 12,126.79	12,126.79	11,520.02	10,946.16	10,760.08	10,757.03		10,660.77			10,401.71		10,194.02			10,093.88		10,027.64		10,000
Average Annual Return, Percent	5.27%		2.61%								1.95%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 24,608.7	24,608.7	$ 24,608.7	24,608.7	24,608.7	24,608.7	24,608.7	24,608.7	24,608.7	24,608.7	$ 24,608.7	24,608.7	20,586.49	19,406.4	19,489.62	15,797.08		15,175.84			13,210.44		13,877.63			11,838.57		9,500.07		10,000
Average Annual Return, Percent	19.54%		10.15%								9.42%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 48,832.67	48,832.67	$ 48,832.67	48,832.67	48,832.67	48,832.67	48,832.67	48,832.67	48,832.67	48,832.67	$ 48,832.67	48,832.67	36,803.55	27,264.71	32,467	27,627.95		20,546.98			16,060.01		16,021.68			11,877.64		10,131.96		10,000
Average Annual Return, Percent	32.68%		18.90%								17.18%
Seventy Five Bloomberg U S Credit Index 25 Bloomberg U S High Yield 2 Issuer Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index
Account Value	$ 13,278.35	13,278.35	$ 13,278.35	13,278.35	13,278.35	13,278.35	13,278.35	13,278.35	13,278.35	13,278.35	$ 13,278.35	13,278.35	12,709.02	12,066.46	13,130.61	13,374.46		12,607.47			11,170.96		11,042.5			10,488.52		9,613.46		10,000
Average Annual Return, Percent	4.48%		1.04%								2.88%
FTSE NAREIT Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT Equity REITs Index
Account Value	$ 16,527.46	16,527.46	$ 16,527.46	16,527.46	16,527.46	16,527.46	16,527.46	16,527.46	16,527.46	16,527.46	$ 16,527.46	16,527.46	14,419.06	14,638.67	16,290.76	12,222.01		13,431.41			11,770.13		10,581.88			10,506.85		9,346.72		10,000
Average Annual Return, Percent	14.62%		4.24%								5.15%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 21,226.97	21,226.97	$ 21,226.97	21,226.97	21,226.97	21,226.97	21,226.97	21,226.97	21,226.97	21,226.97	$ 21,226.97	21,226.97	18,374.86	18,392.32	18,488.97	16,111.79		13,839.52			13,259.32		13,885.53			12,628.79		9,006.38		10,000
Average Annual Return, Percent	15.52%		8.93%								7.82%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Account Value	$ 32,247.5	32,247.5	$ 32,247.5	32,247.5	32,247.5	32,247.5	32,247.5	32,247.5	32,247.5	32,247.5	$ 32,247.5	32,247.5	24,692.42	21,445.33	23,443.07	23,797.6		17,775.19			14,493.31		14,420.05			11,258.18		9,382.59		10,000
Average Annual Return, Percent	30.60%		12.65%								12.42%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 22,984.63	22,984.63	$ 22,984.63	22,984.63	22,984.63	22,984.63	22,984.63	22,984.63	22,984.63	22,984.63	$ 22,984.63	22,984.63	18,727.66	17,927.72	19,174.13	22,569.51		15,816.65			13,884.76		14,259.83			11,416.91		8,998.76		10,000
Average Annual Return, Percent	22.73%		7.76%								8.68%
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500® Value Index
Account Value	$ 22,494.93	22,494.93	$ 22,494.93	22,494.93	22,494.93	22,494.93	22,494.93	22,494.93	22,494.93	22,494.93	$ 22,494.93	22,494.93	19,051.55	18,589.28	18,456.62	15,553.51		13,981.16			13,054.83		13,567.16			12,207.24		9,102.63		10,000
Average Annual Return, Percent	18.07%		9.98%								8.44%
MSCI EAFE Value Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (net)
Account Value	$ 16,075.63	16,075.63	$ 16,075.63	16,075.63	16,075.63	16,075.63	16,075.63	16,075.63	16,075.63	16,075.63	$ 16,075.63	16,075.63	14,462.99	13,106.18	13,020.77	11,530.21		11,502.83			10,968.48		12,714.45			10,177.81		8,688.62		10,000
Average Annual Return, Percent	11.15%		6.92%								4.86%
Bloomberg Global Aggregate Index USD Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD-Hedged)
Account Value	$ 12,023.6	12,023.6	$ 12,023.6	12,023.6	12,023.6	12,023.6	12,023.6	12,023.6	12,023.6	12,023.6	$ 12,023.6	12,023.6	11,561.15	11,060.24	11,986.11	12,283.02		11,907.6			10,922.97		10,545.43			10,270.77		10,061.82		10,000
Average Annual Return, Percent	4.00%		0.19%								1.86%
J P Morgan Global Government Bond Index un hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Global Government Bond Index (un-hedged)
Account Value	$ 9,483.77	9,483.77	$ 9,483.77	9,483.77	9,483.77	9,483.77	9,483.77	9,483.77	9,483.77	9,483.77	$ 9,483.77	9,483.77	9,633.40	9,679.03	11,147.11	12,003.02		11,289.49			10,600.97		10,671.86			9,948.63		9,853.38		10,000
Average Annual Return, Percent	(1.55%)		(3.43%)								(0.53%)
MSCI Emerging Markets Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Account Value	$ 11,094.71	11,094.71	$ 11,094.71	11,094.71	11,094.71	$ 11,094.71	11,094.71	11,094.71	11,094.71	11,094.71	$ 11,094.71	11,094.71	9,668.28	9,960.72	11,334.21	12,217.64		9,552.86			9,202.08	10,000	13,985.61			9,918.25		7,908.86		10,000
Average Annual Return, Percent	14.75%		3.04%			1.55%					3.76%
ICE BofA US High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 16,529.07	16,529.07	$ 16,529.07	16,529.07	16,529.07	$ 16,529.07	16,529.07	16,529.07	16,529.07	16,529.07	$ 16,529.07	16,529.07	15,071	13,800.12	14,547.76	14,251.82		13,373.41			12,225.23		12,035.94			11,276.04		9,320.6		10,000
Average Annual Return, Percent	9.67%		4.33%								5.15%
Sixty MSCI World Index net 40 Bloomberg U S Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index
Account Value	$ 19,646.12	19,646.12	$ 19,646.12	19,646.12	19,646.12	19,646.12	19,646.12	19,646.12	19,646.12	19,646.12	$ 19,646.12	19,646.12	17,338.47	15,615.58	16,911.14	15,599.69		13,920.40			12,079.09		12,451.78			10,732.45		9,679.26		10,000
Average Annual Return, Percent	13.31%		7.13%								6.99%
Sixty S And P 500 Index 40 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 23,301.59	23,301.59	$ 23,301.59	23,301.59	23,301.59	23,301.59	23,301.59	23,301.59	$ 23,301.59	23,301.59	$ 23,301.59	23,301.59	20,058.83	17,739.94	19,266.36	17,161.77		15,205.88			12,999.84		13,026.56			11,211.05	10,000	9,978.69		10,000
Average Annual Return, Percent	16.17%		8.91%						9.48%		8.83%
Forty S And P 500 Index 40 Bloomberg U S Aggregate Bond Index 15 MSCI EAFE Index net 5 Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	40% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% Russell 2000® Index
Account Value	$ 19,023.98	19,023.98	$ 19,023.98	19,023.98	19,023.98	19,023.98	19,023.98	19,023.98	$ 19,023.98	19,023.98	$ 19,023.98	19,023.98	16,789.64	15,174.26	16,292.15	14,985.42		13,337.25			11,603.61		11,823.83			10,198.46	10,000	9,815.55		$ 10,000
Average Annual Return, Percent	13.31%		7.36%						8.01%		7.43%
Twenty Seven Point Five S And P 500 Index 27 5 MSCI EAFE Index net 45 Bloomberg U S 7 10 Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	27.5% S&P 500 Index; 27.5% MSCI EAFE Index (net); 45% Bloomberg U.S. 7-10 Treasury Index
Account Value	$ 16,455.85	16,455.85	$ 16,455.85	16,455.85	16,455.85	16,455.85	16,455.85	16,455.85	$ 16,455.85	$ 16,455.85	$ 16,455.85	16,455.85	15,050.47	13,884.09	14,968.18	14,113.77		12,756.34			11,135.03		11,387.55			9,962.53	10,000	10,136.4	10,000
Average Annual Return, Percent	9.34%		5.22%						6.15%	6.76%
Sixty MSCI World Index net 40 Bloomberg U S Corporate Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI World Index (net); 40% Bloomberg U.S. Corporate Investment Grade Index
Account Value	$ 19,015.32	19,015.32	$ 19,015.32	19,015.32	19,015.32	19,015.32	19,015.32	19,015.32	$ 19,015.32	$ 19,015.32	19,015.32	19,015.32	16,723.21	14,963.42	16,261.37	15,002.04		13,386.42			11,475.99		11,890.43			10,149.06	10,000	10,114.85	10,000
Average Annual Return, Percent	13.71%		7.27%						8.00%	8.77%
Forty five Point Five S And P 500 Index 19 5 MSCI EAFE Index net 35 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	45.5% S&P 500® Index; 19.5% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 19,908.98	19,908.98	$ 19,908.98	19,908.98	19,908.98	19,908.98	19,908.98	19,908.98	$ 19,908.98	$ 19,908.98	19,908.98	19,908.98	17,457.78	15,590.49	16,743.02	15,148.60		13,538.52			11,700.55		12,007.17			$ 10,204.95	$ 10,000	$ 10,127.67	$ 10,000
Average Annual Return, Percent	14.04%		8.02%						8.60%	9.18%
Bloomberg U S Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Index
Account Value	$ 11,290.44	11,290.44	$ 11,290.44	11,290.44	11,290.44	11,290.44	11,290.44	$ 11,290.44	$ 11,290.44	$ 11,290.44	11,290.44	11,290.44	11,073.95	10,815.45	11,852.14	12,235.69		11,622.33			10,468.63		10,270.6		10,000
Average Annual Return, Percent	1.95%		(0.58%)					1.53%
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Index
Account Value	$ 21,536.37	21,536.37	$ 21,536.37	21,536.37	21,536.37	21,536.37	21,536.37	$ 21,536.37	21,536.37	21,536.37	21,536.37	21,536.37	17,891.18	17,075.78	16,685.17	14,629.74		12,349.71			11,099.34		11,625.58		10,000
Average Annual Return, Percent	20.37%		11.76%					10.08%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 18,489.41	18,489.41	$ 18,489.41	18,489.41	18,489.41	18,489.41	18,489.41	$ 18,489.41	18,489.41	18,489.41	18,489.41	18,489.41	15,525.01	15,161.06	15,691.39	15,883.03		12,201.54			11,172.26		11,580.41		10,000
Average Annual Return, Percent	19.09%		8.67%					8.00%
Forty S And P 500 Index 5 S And P MidCap 400 Index 5 Russell 2000 Index 10 MSCI EAFE Index net 20 Bloomberg U S Government Credit Index 20 Bloomberg Intermediate U S Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	40% S&P 500® Index; 5% S&P MidCap 400® Index; 5% Russell 2000® Index; 10% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index
Account Value	$ 19,029.92	19,029.92	$ 19,029.92	19,029.92	19,029.92	19,029.92	19,029.92	$ 19,029.92	19,029.92	19,029.92	19,029.92	19,029.92	16,666.3	15,041.53	16,001.37	14,663.52		12,978.34			11,313.39		11,473.8		10,000
Average Annual Return, Percent	14.18%		7.96%					8.39%
Fifty S And P 500 Index 10 S And P MidCap 400 Index 5 Russell 2000 Index 15 MSCI EAFE Index net 10 Bloomberg U S Government Credit Index 10 Bloomberg Intermediate U S Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	50% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 15% MSCI EAFE Index (net); 10% Bloomberg U.S. Government/Credit Index; 10% Bloomberg Intermediate U.S. Government/Credit Index
Account Value	$ 21,959.43	21,959.43	$ 21,959.43	21,959.43	21,959.43	21,959.43	21,959.43	$ 21,959.43	21,959.43	21,959.43	21,959.43	21,959.43	18,634.17	16,485.09	17,458.68	15,428.77		13,427.19			11,559.74		11,920.12		10,000
Average Annual Return, Percent	17.84%		10.34%					10.35%
Fifty Five S And P 500 Index 10 S And P MidCap 400 Index 5 Russell 2000 Index 20 MSCI EAFE Index net 5 Bloomberg U S Government Credit Index 5 Bloomberg Intermediate U S Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	55% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 20% MSCI EAFE Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index
Account Value	$ 23,375.93	23,375.93	$ 23,375.93	23,375.93	23,375.93	23,375.93	23,375.93	$ 23,375.93	23,375.93	23,375.93	23,375.93	23,375.93	19,578.28	17,131.37	18,134.37	15,766.42		13,649.52			11,679.45		12,175.26		$ 10,000
Average Annual Return, Percent	19.40%		11.36%					11.22%
Forty Three S And P 500 Index 5 Russell 2000 Index 22 MSCI EAFE Index net 30 Bloomberg U S Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	43% S&P 500® Index; 5% Russell 2000® Index; 22% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index
Account Value	$ 17,885.74	17,885.74	$ 17,885.74	17,885.74	17,885.74	17,885.74	$ 17,885.74	$ 17,885.74	17,885.74	17,885.74	17,885.74	17,885.74	15,619.97	13,961.4	14,950.53	13,568.29		11,995.71			10,350.11		10,690.14	10,000
Average Annual Return, Percent	14.51%		8.32%				8.26%
Thirty Eight point Five S And P 500 Index 3 5 S And P MidCap 400 Index 3 5 Russell 2000 Index 24 5 MSCI EAFE Index net 30 Bloomberg U S Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	38.5% S&P 500® Index; 3.5% S&P MidCap 400® Index; 3.5% Russell 2000® Index; 24.5% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index
Account Value	$ 17,563.57	17,563.57	$ 17,563.57	17,563.57	17,563.57	17,563.57	$ 17,563.57	17,563.57	17,563.57	17,563.57	17,563.57	17,563.57	15,408.59	13,839.16	14,753.26	13,428.66		11,906.74			10,309.71		10,683.98	10,000
Average Annual Return, Percent	13.99%		8.08%				7.99%
Fifty Eight S And P 500 Index 3 S And P MidCap 400 Index 3 Russell 2000 Index 16 MSCI EAFE Index net 20 Bloomberg U S Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	58% S&P 500® Index; 3% S&P MidCap 400® Index; 3% Russell 2000® Index; 16% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index
Account Value	$ 20,220.93	20,220.93	$ 20,220.93	20,220.93	20,220.93	20,220.93	$ 20,220.93	20,220.93	20,220.93	20,220.93	20,220.93	20,220.93	17,137.28	15,000.48	16,084.52	14,104.54		12,323.29			10,494.36		10,824.53	10,000
Average Annual Return, Percent	17.99%		10.41%				10.09%
Forty Five S And P 500 Index 7 5 S And P Midcap 400 Index 5 Russell 2000 Index 12 5 MSCI EAFE Index net 15 Bloomberg U S Government Credit Index 15 Bloomberg Intermediate U S Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	45% S&P 500® Index; 7.5% S&P MidCap 400® Index; 5% Russell 2000® Index; 12.5% MSCI EAFE Index (net); 15% Bloomberg U.S. Government/Credit Index; 15% Bloomberg Intermediate U.S. Government/Credit Index
Account Value	$ 18,675.33	18,675.33	$ 18,675.33	18,675.33	18,675.33	18,675.33	$ 18,675.33	18,675.33	18,675.33	18,675.33	18,675.33	18,675.33	16,098.85	14,384.25	15,265.44	13,736.49		12,051.73			10,439.44		10,674.46	10,000
Average Annual Return, Percent	16.00%		9.16%				8.90%
Bloomberg Intermediate U S Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Index
Account Value	$ 11,285.2	11,285.2	$ 11,285.2	11,285.2	11,285.2	11,285.2	$ 11,285.2	11,285.2	11,285.2	11,285.2	11,285.2	11,285.2	10,917.1	10,544.71	11,115	11,413.55		10,906.05			10,155.94		$ 9,893.09	$ 10,000
Average Annual Return, Percent	3.37%		0.69%				1.66%
S And P 500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Growth Index
Account Value	$ 28,991.47	28,991.47	$ 28,991.47	28,991.47	28,991.47	$ 28,991.47	$ 28,991.47	28,991.47	28,991.47	28,991.47	28,991.47	28,991.47	21,348.84	16,853.9	20,710.88	17,035.02		13,119.66			10,517.49	10,000
Average Annual Return, Percent	35.80%		17.18%			17.08%
S And P 500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Value Index
Account Value	$ 21,001.63	21,001.63	$ 21,001.63	21,001.63	21,001.63	$ 21,001.63	21,001.63	21,001.63	21,001.63	21,001.63	21,001.63	21,001.63	18,231.45	15,912.43	15,436.43	12,364.12		12,067.26			10,200.18	10,000
Average Annual Return, Percent	15.19%		11.72%			11.62%
Twenty Three S And P 500 Index 5 S And P MidCap 400 Index 2 Russell 2000 Index 27 MSCI EAFE Index net 3 MSCI Emerging Markets Index net 20 Bloomberg U S Government Credit Index 20 Bloomberg Intermediate U S Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	23% S&P 500® Index; 5% S&P MidCap 400® Index; 2% Russell 2000® Index; 27% MSCI EAFE Index (net); 3% MSCI Emerging Markets Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index
Account Value	$ 15,277.85	15,277.85	$ 15,277.85	15,277.85	15,277.85	$ 15,277.85	15,277.85	15,277.85	15,277.85	15,277.85	15,277.85	15,277.85	13,744.57	12,625.84	13,339.6	12,547.3		11,253.71			9,963.14	10,000
Average Annual Return, Percent	11.16%		6.30%			6.48%
Twenty Eight S And P 500 Index 6 S And P MidCap 400 Index 4 Russell 2000 Index 32 MSCI EAFE Index net 5 MSCI Emerging Markets Index net 12 5 Bloomberg U S Government Credit Index 12 5 Bloomberg Intermediate U S Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	28% S&P 500® Index; 6% S&P MidCap 400® Index; 4% Russell 2000® Index; 32% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 12.5% Bloomberg U.S. Government/Credit Index; 12.5% Bloomberg Intermediate U.S. Government/Credit Index
Account Value	$ 16,249.2	16,249.2	$ 16,249.2	16,249.2	16,249.2	$ 16,249.2	16,249.2	16,249.2	16,249.2	16,249.2	16,249.2	16,249.2	14,323.96	13,024	13,736.15	12,693.06		11,205.94			9,865.24	10,000
Average Annual Return, Percent	13.44%		7.72%			7.46%
Thirty Two S And P 500 Index 8 S And P MidCap 400 Index 5 Russell 2000 Index 40 MSCI EAFE Index net 5 MSCI Emerging Markets Index net 5 Bloomberg U S Government Credit Index 5 Bloomberg Intermediate U S Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	32% S&P 500® Index; 8% S&P MidCap 400® Index; 5% Russell 2000® Index; 40% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index
Account Value	$ 17,204.74	17,204.74	$ 17,204.74	17,204.74	17,204.74	$ 17,204.74	17,204.74	17,204.74	17,204.74	17,204.74	17,204.74	17,204.74	14,902.04	13,392.46	14,067.21	12,738.47		$ 11,141.80			$ 9,749.81	$ 10,000
Average Annual Return, Percent	15.45%		9.08%			8.37%
Seventy MSCI World Index net 30 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	70% MSCI World Index (net); 30% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 13,998.58	$ 13,998.58	$ 13,998.58	$ 13,998.58	$ 13,998.58	$ 13,998.58	$ 13,998.58	$ 13,998.58	$ 13,998.58	$ 13,998.58	$ 13,998.58	$ 13,998.58	$ 12,137.92	$ 10,797.99	$ 11,668.13	$ 10,563.07	$ 10,000
Average Annual Return, Percent	15.33%	8.11%